Average Annual Total Returns - Nuveen Kentucky Municipal Bond Fund	Sep. 30, 2020
LipperOtherStatesMunicipalDebtFundsCategoryAveragereflectsnodeductionfortaxesorsalesloads [Member]
Average Annual Return:
1 Year	7.26%	[1]
5 Years	3.50%	[1]
10 Years	4.41%	[1]
SPMunicipalBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	6.21%	[2]
5 Years	2.68%	[2]
10 Years	3.55%	[2]
Class A
Average Annual Return:
1 Year	2.63%
5 Years	2.17%
10 Years	3.56%
Since Inception
Inception Date	May 04, 2087
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	2.63%
5 Years	2.16%
10 Years	3.56%
Since Inception
Inception Date	May 04, 2087
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.69%
5 Years	2.41%
10 Years	3.57%
Since Inception
Inception Date	May 04, 2087
Class C2
Average Annual Return:
1 Year	6.50%
5 Years	2.48%
10 Years	3.45%
Since Inception
Inception Date	Oct. 04, 2093
Class I
Average Annual Return:
1 Year	7.33%
5 Years	3.25%
10 Years	4.22%
Since Inception
Inception Date	Feb. 07, 2097
Class C
Average Annual Return:
1 Year	6.34%
5 Years	2.25%
10 Years
Since Inception	2.93%
Inception Date	Feb. 10, 2014
Class C | LipperOtherStatesMunicipalDebtFundsCategoryAveragereflectsnodeductionfortaxesorsalesloads [Member]
Average Annual Return:
Since Inception	3.47%	[2]
Class C | SPMunicipalBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	4.12%	[1]

[1]	An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market.
[2]	Represents the average annualized returns for all reporting funds in the Lipper Other States Municipal Debt Funds Category.